Schedule of Investments (unaudited)
June 30, 2026
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 Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 95.6%
Alabama — 3.4%
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds, Series D-1, Refunding	5.500%	2/1/29	$2,700,000	$2,834,746 (a)(b)
Energy Southeast, AL, A Cooperative District, Energy Supply Revenue, Series B-1	5.750%	11/1/31	5,500,000	6,050,501 (a)(b)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/40	4,000,000	4,381,504
Warrants, Series 2024, Refunding	5.250%	10/1/41	5,000,000	5,469,185
Mobile County, AL, IDA Revenue:
Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	4,200,000	4,224,483 (c)
Solid Waste Disposal Facility, Calvert LLC Project, Series B	4.750%	12/1/54	3,250,000	3,153,068 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/31	5,500,000	5,809,805
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue, Series B	5.250%	1/1/33	7,325,000	7,592,776 (a)(b)
Total Alabama				39,516,068
Alaska — 0.2%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series B, Refunding	5.000%	12/1/37	750,000	788,400
State Capital Project, Series B, Refunding	4.000%	12/1/35	1,000,000	1,014,577
State Capital Project, Series B, Refunding	4.000%	12/1/36	750,000	758,963
Total Alaska				2,561,940
Arizona — 1.8%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/37	700,000	705,476
Basis School Project, Refunding, SD Credit Program	5.000%	7/1/37	850,000	858,975
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital Project	5.000%	2/1/40	1,300,000	1,360,304
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Senior Lien, Series 2018	5.000%	7/1/36	3,715,000	3,824,101 (c)
Senior Lien, Series 2018	5.000%	7/1/37	4,300,000	4,418,260 (c)
Senior Lien, Series 2018	5.000%	7/1/38	5,085,000	5,215,585 (c)
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	3,665,000	3,889,115
Total Arizona				20,271,816
Arkansas — 0.5%

Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project, Green Bonds	5.700%	5/1/53	5,250,000	5,442,594 (c)
California — 11.4%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	3,000,000	3,012,834
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	4,200,000	4,216,413
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	2,250,000	2,277,595 (a)(b)
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	21,500,000	22,137,153 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	8,300,000	8,670,657 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	4.000%	8/1/31	12,105,000	12,295,275 (a)(b)
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/32	4,150,000	4,336,823 (a)(b)
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

California — continued
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	$18,600,000	$19,829,094 (a)(b)
Clean Energy Project, Green Bonds, Series G	5.000%	12/1/35	3,700,000	4,025,155
Clean Energy Project, Green Bonds, Series H	5.000%	8/1/33	8,200,000	8,856,051 (a)(b)
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	4,550,000	4,677,613 (c)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,500,000	4,569,572 (c)
SFMTA Potrero Yard Modernization Project, Series A	5.250%	9/1/51	3,250,000	3,511,348
California State MFA Special Facility Revenue, United Airlines Inc., Los Angeles International Airport Project	4.000%	7/15/29	500,000	505,345 (c)
California State PCFA Water Furnishing Revenue, San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	1,500,000	1,542,309 (d)
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/37	3,275,000	3,388,708 (c)
Los Angeles International Airport, Subordinated, Series F, Refunding	5.000%	5/15/34	1,775,000	1,863,127 (c)
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	1,235,000	1,298,454
Series B	6.125%	11/1/29	11,875,000	12,483,457
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2023-1	5.500%	9/1/43	1,340,000	1,430,868
Community Facilities District No 2023-1	5.500%	9/1/48	1,770,000	1,834,740
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series A, Refunding	5.000%	1/1/34	1,000,000	1,052,422 (c)(e)
Series D, Refunding	5.000%	5/1/48	5,000	5,139 (c)(e)
Tobacco Securitization Authority of Southern California Revenue:
San Diego County Tobacco Asset Securitization Corp., Series A, Refunding	5.000%	6/1/34	655,000	698,541
San Diego County Tobacco Asset Securitization Corp., Series A, Refunding	5.000%	6/1/36	1,000,000	1,060,724
San Diego County Tobacco Asset Securitization Corp., Series A, Refunding	5.000%	6/1/38	1,750,000	1,845,160
Total California				131,424,577
Colorado — 1.9%
Base Village Metropolitan District No 2, CO, GO, Series A, Refunding	5.500%	12/1/36	25,000	25,022
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Initiatives, Series A	5.250%	11/1/37	1,450,000	1,594,887
Commonspirit Health Initiatives, Series A	5.250%	11/1/38	2,200,000	2,406,437
Commonspirit Health Initiatives, Series A	5.250%	11/1/39	2,000,000	2,179,124
Denver, CO, City & County Airport System Revenue:
Subordinated, Series B, Refunding	5.000%	11/15/28	4,735,000	4,960,695 (c)
Subordinated, Series B, Refunding	5.000%	11/15/29	3,250,000	3,455,980 (c)
Subordinated, Series B, Refunding	5.000%	11/15/32	1,500,000	1,653,581 (c)
District of Vauxmont Metropolitan, CO, GO, Series 2020, Refunding, AG	5.000%	12/1/28	415,000	436,595
Regional Transportation District, CO, Revenue:
Denver Transit Partners Eagle P3 Project, Series A, Refunding	5.000%	1/15/30	700,000	739,769
Denver Transit Partners Eagle P3 Project, Series A, Refunding	5.000%	1/15/31	450,000	481,187
Denver Transit Partners Eagle P3 Project, Series A, Refunding	5.000%	7/15/31	400,000	427,163
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2026 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Colorado — continued
Southern Ute Indian Tribe Reservation, CO, GO, Series A	5.000%	4/1/35	$3,700,000	$4,016,381 (d)
Total Colorado				22,376,821
Delaware — 0.4%

Delaware State Health Facilities Authority Revenue, Series 2018	5.000%	6/1/43	4,420,000	4,472,433
District of Columbia — 0.0%††

District of Columbia Revenue, Ingleside Rock Creek Project, Series A	5.000%	7/1/37	500,000	502,646
Florida — 6.1%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/36	1,750,000	1,779,129 (c)
Series 2017	5.000%	10/1/42	1,500,000	1,516,468 (c)
Broward County, FL, Port Facilities Revenue:
Series 2022	5.000%	9/1/32	1,725,000	1,867,696 (c)
Series 2022	5.000%	9/1/33	1,800,000	1,950,945 (c)
Series 2022	5.000%	9/1/35	1,650,000	1,775,068 (c)
Series 2022	5.000%	9/1/36	1,305,000	1,397,336 (c)
Series 2022	5.000%	9/1/38	1,350,000	1,433,664 (c)
Series 2022	5.000%	9/1/39	1,415,000	1,495,721 (c)
Series 2022	5.000%	9/1/40	1,150,000	1,214,293 (c)
Series 2022	5.000%	9/1/41	1,290,000	1,357,505 (c)
Series 2022	5.000%	9/1/42	1,750,000	1,834,627 (c)
Series B	5.000%	9/1/31	10,155,000	10,630,122 (c)
Florida Atlantic University, FL, Finance Corp., Capital Improvements Revenue, Series 2019 A, Refunding	5.000%	7/1/35	5,775,000	6,053,144
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	3,000,000	3,066,030 (c)
Lee County, FL, Airport Revenue, Series A, Refunding	5.000%	10/1/31	3,500,000	3,804,364 (c)
Miami-Dade County HEFA Revenue:
University of Miami Issue, Series 2026	5.000%	4/1/36	750,000	856,484
University of Miami Issue, Series 2026	5.000%	4/1/46	750,000	801,125
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	4.000%	10/1/35	3,445,000	3,488,898
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/35	1,020,000	1,038,291
Miami-Dade County, FL, Seaport Revenue:
Series A, Refunding	5.000%	10/1/40	4,460,000	4,720,607 (c)
Series A, Refunding	5.000%	10/1/41	3,250,000	3,428,265 (c)
Series A, Refunding	5.000%	10/1/42	4,000,000	4,201,517 (c)
Okaloosa County, FL, IDR, Air Force Enlisted Village Inc. Project	5.500%	5/15/45	600,000	628,707 (d)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Obligated Group, Series A	5.000%	10/1/40	1,250,000	1,342,338
Orlando Health Obligated Group, Series A	5.000%	10/1/42	1,000,000	1,067,879
Palm Beach County, FL, Health Facilities Authority Hospital Revenue:
Jupiter Medical Center Project, Series A	5.000%	11/1/32	400,000	432,924
Jupiter Medical Center Project, Series A	5.000%	11/1/42	1,400,000	1,452,576
Palm Beach County, FL, Health Facilities Authority Revenue:
Jupiter Medical Center Project, Series A	5.000%	11/1/34	620,000	663,996
Jupiter Medical Center Project, Series A	5.000%	11/1/35	1,200,000	1,279,658
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Florida — continued
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series 2022, Refunding	4.000%	6/1/31	$1,100,000	$1,099,332
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,000,000	943,361
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue:
Series 2024	4.200%	5/1/39	840,000	842,408 (d)
Series 2024	4.550%	5/1/44	990,000	992,487 (d)
Total Florida				70,456,965
Georgia — 2.3%
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	1,600,000	1,685,299
Georgia State Municipal Electric Authority, Power Revenue:
Series A, Refunding	5.000%	1/1/34	850,000	919,642
Series A, Refunding, AG	4.000%	1/1/46	1,780,000	1,732,659
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/33	2,750,000	2,843,237
Series B	5.000%	6/1/29	9,475,000	9,888,684 (a)(b)
Series B	5.000%	3/1/32	5,000,000	5,379,026 (a)(b)
Series C	5.000%	9/1/30	4,000,000	4,256,274 (a)(b)
Total Georgia				26,704,821
Hawaii — 0.4%

Honolulu, HI, City & County Wastewater System Revenue, First Senior Bond Resolution, Series A	3.000%	7/1/41	5,000,000	4,519,007
Illinois — 15.0%
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/33	5,010,000	5,170,710
Dedicated, Series A	5.000%	12/1/36	3,540,000	3,577,343
Dedicated, Series A	5.000%	12/1/38	1,735,000	1,742,426
Dedicated, Series A	5.000%	12/1/43	18,000,000	17,595,389
Dedicated, Series G, Refunding	5.000%	12/1/34	2,230,000	2,238,639
Series A	5.000%	12/1/33	6,475,000	6,606,725
Series A	5.000%	12/1/35	3,450,000	3,499,621
Series A	5.000%	12/1/40	4,515,000	4,501,283
Series A, Refunding	5.000%	12/1/29	2,500,000	2,562,516
Series B, Refunding	5.000%	12/1/36	3,100,000	3,132,702
Series C, Refunding, AG	5.000%	12/1/32	1,000,000	1,035,222
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	7,000,000	7,321,538
Series A	5.000%	1/1/40	2,465,000	2,477,342
Series A	5.500%	1/1/49	670,000	673,735
Series A, Refunding	5.000%	1/1/27	2,250,000	2,263,867 (f)
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series A	5.000%	1/1/42	3,850,000	4,031,639 (c)
General Senior Lien, Series C, Refunding	5.000%	1/1/41	1,745,000	1,833,097 (c)
General Senior Lien, Series C, Refunding	5.000%	1/1/42	1,920,000	2,010,583 (c)
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2026 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued
Series C, Refunding	5.000%	1/1/43	$1,570,000	$1,639,344 (c)
Trips Obligated Group	5.000%	7/1/38	1,500,000	1,528,074 (c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien, Series A, Refunding	5.000%	12/1/45	5,900,000	6,068,752
Second Lien, Series A, Refunding	4.000%	12/1/49	2,000,000	1,821,072
Chicago, IL, Waterworks Revenue, Second Lien, Refunding, AG	5.000%	11/1/28	2,000,000	2,058,864
Illinois State Finance Authority Revenue:
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/32	400,000	420,228
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/34	430,000	449,286
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/35	395,000	411,493
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	4.000%	10/1/40	1,250,000	1,215,139
Student Housing & Academic Facilities Revenue, Chicago LLC, University of Illinois Chicago Project, Series A	5.000%	2/15/37	700,000	702,403
Surface Freight Transfer Facilities, Centerpoint Joliet Terminal Railroad Project	4.800%	7/2/35	4,500,000	4,664,875 (a)(b)(c)(d)
Illinois State Toll Highway Authority Revenue, Series A	4.000%	1/1/46	2,895,000	2,791,137
Illinois State, GO:
Series 2016, Refunding	5.000%	2/1/29	2,200,000	2,230,248
Series A	5.000%	3/1/32	3,925,000	4,240,594
Series A	5.000%	3/1/36	1,000,000	1,063,153
Series A	5.000%	5/1/39	4,800,000	4,910,700
Series A, Refunding	5.000%	10/1/27	12,805,000	13,161,537
Series A, Refunding	5.000%	10/1/30	1,275,000	1,333,581
Series B	5.000%	12/1/33	4,000,000	4,333,718
Series B, Refunding	5.000%	9/1/27	6,015,000	6,172,899
Series B, Refunding	5.000%	10/1/27	3,000,000	3,083,531
Series D	5.000%	11/1/27	9,695,000	9,982,264
Series D, Refunding	5.000%	7/1/34	2,300,000	2,503,797
Kane County, IL, School District No 131 Aurora East Side, GO, Series A, AG	4.000%	12/1/35	800,000	807,706
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	1,635,000	1,494,493
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	10,465,000	9,334,175
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/28	2,000,000	2,054,938
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/30	625,000	640,150
Regional Transportation Authority, IL, GO, Series A	4.000%	6/1/46	10,920,000	10,106,904
Total Illinois				173,499,432
Indiana — 0.8%
Indiana State Finance Authority Revenue, Marion General Hospital, Series A	4.000%	7/1/45	2,750,000	2,514,847
Indiana State Finance Authority, Environmental Facilities Revenue, Indianapolis Power & Light Company Project, Series A, Refunding	1.400%	8/1/29	7,000,000	6,458,285
Total Indiana				8,973,132
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Kansas — 0.1%

Wyandotte County, KS, Turner USD No 202, GO, Series A, AG	4.000%	9/1/36	$775,000	$787,727 (e)
Kentucky — 1.0%
Kentucky State Bond Development Corp., Student Housing Revenue, Collegiate Housing Foundation-Bowling Green LLC, Series A, AG	5.000%	7/1/46	1,380,000	1,449,695
Kentucky State PEA, Gas Supply Revenue, Series C, Refunding	5.000%	5/1/36	9,500,000	10,018,068
Total Kentucky				11,467,763
Louisiana — 0.6%

St. John the Baptist Parish, LA, State Revenue, Marathon Oil Corp. Project, Series C, Refunding	3.300%	7/3/28	6,500,000	6,631,254 (a)(b)
Maryland — 0.3%

Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	4,000,000	3,918,494
Massachusetts — 1.5%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue:
Series B-1, Refunding	5.000%	1/1/35	1,000,000	1,052,438
Series B-1, Refunding	5.000%	1/1/36	2,000,000	2,100,880
Series B-1, Refunding	5.000%	1/1/37	1,000,000	1,048,189
Massachusetts State DFA Revenue:
Brandeis University, Series S-1, Refunding	5.000%	10/1/38	1,210,000	1,257,233
Harvard University Issue, Series A, Refunding	4.000%	2/15/36	1,250,000	1,356,497
Partners HealthCare System, Mass General Brigham Inc., Series S-1, Refunding	5.000%	7/1/37	1,500,000	1,538,282
Seven Hills Foundation and Affiliates Issue, Refunding	4.000%	9/1/39	580,000	577,659
UMass Boston Student Housing Project	5.000%	10/1/28	2,900,000	2,907,797
Massachusetts State Port Authority Revenue, Series A, Refunding	5.000%	7/1/33	4,880,000	5,129,279 (c)
Total Massachusetts				16,968,254
Michigan — 0.8%
Great Lakes, MI, Water Authority, Water Supply System Revenue, Senior Lien, Series B	5.000%	7/1/37	1,000,000	1,118,962
Michigan State Finance Authority Revenue:
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	5.250%	2/28/43	1,500,000	1,602,308
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.125%	2/29/44	1,000,000	974,521
Tobacco Settlement Asset-Backed, Series A-1, Refunding	4.000%	6/1/39	1,850,000	1,853,622
Michigan State Strategic Fund Ltd. Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	4,000,000	4,044,390 (c)
Total Michigan				9,593,803
Mississippi — 0.3%
Mississippi State Development Bank Special Obligation, Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/29	1,750,000	1,766,755
Warren County, MS, Mississippi Gulf Opportunity Zone Revenue, International Paper Company Project, Refunding	4.000%	9/1/32	1,945,000	2,007,397
Total Mississippi				3,774,152
Missouri — 0.9%
Cape Girardeau County, MO, IDA, Healthcare Facilities Revenue, Southeast Health	4.000%	3/1/41	1,250,000	1,244,795
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2026 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Missouri — continued
Kansas City, MO, IDA, Airport System Revenue:
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/35	$3,250,000	$3,369,947 (c)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/36	4,000,000	4,139,083 (c)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	1,500,000	1,548,577 (c)
Total Missouri				10,302,402
Nebraska — 1.4%
Central Plains, NE, Energy Project, Gas Project Revenue:
Project No 3, Series A, Refunding	5.000%	9/1/32	5,465,000	5,728,417
Project No 3, Series A, Refunding	5.000%	9/1/37	4,500,000	4,697,385
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	6,000,000	5,832,055
Total Nebraska				16,257,857
Nevada — 0.5%

Clark County, NV, GO, Pledged Revenue, Stadium Improvements, Series A	5.000%	6/1/38	5,000,000	5,171,417
New Hampshire — 2.1%
National Finance Authority, NH, Revenue:
PPDC Lockhart Housing Project, Series A-1	5.000%	12/1/46	3,700,000	3,768,950
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	12/1/35	19,000,000	20,956,901
Total New Hampshire				24,725,851
New Jersey — 2.8%
New Jersey State EDA Revenue:
School Facilities Construction, Series QQQ	4.000%	6/15/39	1,000,000	1,002,672
School Facilities Construction, Series S	4.000%	6/15/37	1,250,000	1,263,774
Transit Transportation Project, Series A	5.000%	11/1/33	4,750,000	5,052,734
New Jersey State Health Care Facilities Financing Authority Revenue:
University Hospital, Series A, Refunding, AG	5.000%	7/1/28	2,000,000	2,036,077
University Hospital, Series A, Refunding, AG	5.000%	7/1/30	1,200,000	1,221,577
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.000%	6/15/36	2,000,000	2,148,841
Transportation Program, Series AA, Refunding	5.000%	6/15/37	4,000,000	4,419,766
Transportation Program, Series BB	4.000%	6/15/36	3,500,000	3,533,034
Transportation Program, Series BB	5.000%	6/15/36	3,000,000	3,269,193
Transportation Program, Series BB	4.000%	6/15/38	3,000,000	3,010,870
Transportation Program, Series CC	5.000%	6/15/40	3,000,000	3,250,398
Transportation System, Series A, Refunding	4.000%	6/15/36	2,500,000	2,545,622
Total New Jersey				32,754,558
New Mexico — 0.4%

New Mexico State Municipal Energy Acquisition Authority, Gas Supply Revenue, Refunding	5.000%	11/1/30	4,600,000	4,893,659 (a)(b)
New York — 8.6%
Long Island, NY, Power Authority Electric System Revenue, Series B, Refunding	5.000%	9/1/27	1,750,000	1,772,073 (a)(b)
MTA, NY, Transportation Revenue:
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	1,750,000	1,754,612
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
Green Bonds, Series E, Refunding	5.000%	11/15/28	$3,000,000	$3,171,287
Series A-2	5.000%	5/15/30	5,250,000	5,630,801 (a)(b)
Series B, Refunding	5.000%	11/15/37	1,660,000	1,669,317
Nassau County, NY, Industrial Development Agency, Series B, Escrow	—	—	551,101	0 *(g)(h)(i)
New York City, NY, TFA, Future Tax Secured Revenue, Subseries C-1	4.000%	5/1/39	3,500,000	3,511,846
New York State Dormitory Authority Revenue, Non-State Supported Debt, SD, Series A, Refunding, AG	5.000%	10/1/29	20,000	21,072 (e)
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 3, Series E, Refunding	5.000%	3/15/38	7,620,000	7,936,736
New York State Dormitory Authority, State Personal Income Tax Revenue, Series A, Refunding	5.000%	3/15/40	7,500,000	7,841,932
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	8,000,000	8,938,247 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	6,300,000	6,734,292 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	1,600,000	1,609,740 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.500%	6/30/43	1,750,000	1,863,355 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.500%	6/30/44	1,500,000	1,590,128 (c)
John F. Kennedy International Airport Terminal Four Project, Series C, Refunding	5.000%	12/1/29	2,500,000	2,672,883
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	2,100,000	2,167,362 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AG	4.500%	12/31/54	4,750,000	4,666,552 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AG, Step bond (0.000% to 12/31/34 then 5.000%)	0.000%	12/31/54	2,100,000	1,436,688 (c)
LaGuardia Airport Terminal B Redevelopment Project, AG	4.000%	7/1/36	21,335,000	21,335,514 (c)
New York State Urban Development Corp. Revenue, Personal Income Tax, Series C, Refunding	4.000%	3/15/45	7,750,000	7,544,483
Port Authority of New York & New Jersey Revenue, Consolidated Series 226, Refunding	5.000%	10/15/40	3,165,000	3,335,059 (c)
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	1,855,000	1,957,130
Total New York				99,161,109
North Carolina — 0.5%
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport, Refunding	5.000%	7/1/39	1,000,000	1,045,952
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien	5.000%	1/1/43	4,000,000	4,139,354
Total North Carolina				5,185,306
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2026 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Ohio — 2.1%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	5.000%	6/1/33	$2,750,000	$2,954,908
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	7,100,000	5,569,619
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B	2.500%	10/1/29	3,000,000	2,905,571 (a)(b)(c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	7,120,000	6,675,796 (c)(d)
Ohio State Higher Educational Facility Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/32	1,000,000	1,035,237
Xavier University 2020 Project, Series F, Refunding	5.000%	5/1/36	925,000	955,155
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/38	745,000	715,518
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/40	600,000	564,944
Ohio State Hospital Revenue:
University Hospitals Health Systems Inc., Series E, Refunding	5.000%	1/15/35	1,000,000	1,037,563
University Hospitals Health Systems Inc., Series E, Refunding	5.000%	1/15/36	1,200,000	1,243,422
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	12/31/39	800,000	800,026 (c)
Total Ohio				24,457,759
Oklahoma — 0.3%
Tulsa, OK, Municipal Airport Trust Revenue:
American Airlines Inc. Project, Refunding	6.250%	12/1/35	3,120,000	3,537,108 (c)
American Airlines Inc. Project, Refunding	6.250%	12/1/40	375,000	416,389 (c)
Total Oklahoma				3,953,497
Oregon — 0.6%
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	2,000,000	2,051,583
Multnomah County, OR, School District No 40, David Douglas, GO, Deferred Interest, Series A, School Board Guaranty	0.000%	6/15/33	2,070,000	1,627,486
Port of Portland, OR, Airport Revenue, Portland International Airport, Series 24B	5.000%	7/1/42	1,530,000	1,538,217 (c)
Washington Clackamas & Yamhill Counties, OR, School District No 88J, GO, Sherwood, School Board Guaranty	5.000%	6/15/32	1,250,000	1,276,476
Total Oregon				6,493,762
Pennsylvania — 4.0%
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing, Refunding	5.000%	5/15/32	400,000	403,634
Highlands at Wyomissing, Refunding	5.000%	5/15/37	375,000	377,301
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	2,290,000	2,380,155
Cumberland County, PA, Municipal Authority Revenue, Penn State Health	4.000%	11/1/35	2,000,000	2,005,514
Lancaster County, PA, Hospital Authority Revenue:
Penn State Health, Series 2021	5.000%	11/1/38	1,000,000	1,041,215
Penn State Health, Series 2021	5.000%	11/1/39	1,100,000	1,142,806
Penn State Health, Series 2021	5.000%	11/1/40	1,300,000	1,347,697
Penn State Health, Series 2021	5.000%	11/1/41	1,725,000	1,786,159
Pennsylvania State Economic Development Financing Authority Revenue:
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series C, Refunding	5.250%	6/1/27	1,120,000	1,121,258 (a)(b)
Presbyterian Senior Living Project, Series B-2, Refunding	5.000%	7/1/42	2,250,000	2,336,728
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pennsylvania — continued
Solid Waste Disposal Facility, Core Natural Resources Inc. Project, Refunding	5.450%	3/27/35	$1,250,000	$1,364,709 (a)(b)(c)(d)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.500%	6/30/40	5,000,000	5,403,569 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.500%	6/30/41	3,750,000	4,035,904 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.750%	6/30/48	13,000,000	13,743,503 (c)
Pennsylvania State Turnpike Commission Revenue, Series B	5.000%	12/1/37	1,750,000	1,874,728
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AG, State Aid Withholding	5.000%	6/1/31	1,380,000	1,393,258
Philadelphia SD Project, Series A, Refunding, AG, State Aid Withholding	5.000%	6/1/33	4,150,000	4,186,924
Total Pennsylvania				45,945,062
Puerto Rico — 4.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	8,155,000	8,233,961 (d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	198,105	145,368
Restructured, Series A-1	5.625%	7/1/27	169,893	173,095
Restructured, Series A-1	5.625%	7/1/29	167,137	176,965
Restructured, Series A-1	5.750%	7/1/31	162,338	177,241
Restructured, Series A-1	4.000%	7/1/33	153,940	156,044
Restructured, Series A-1	4.000%	7/1/35	4,023,371	4,061,824
Restructured, Series A-1	4.000%	7/1/37	6,268,000	6,294,447
Restructured, Series A-1	4.000%	7/1/41	1,461,467	1,424,731
Restructured, Series A-1	4.000%	7/1/46	167,923	154,036
Subseries CW	0.000%	11/1/43	591,420	425,823 (b)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
Restructured, Series A-1	4.550%	7/1/40	680,000	682,400
Restructured, Series A-1	4.750%	7/1/53	9,150,000	9,053,897
Restructured, Series A-1	5.000%	7/1/58	8,180,000	8,180,780
Restructured, Series A-2	4.329%	7/1/40	4,380,000	4,382,097
Restructured, Series A-2	4.329%	7/1/40	2,170,000	2,171,039
Restructured, Series A-2A	4.550%	7/1/40	6,040,000	6,060,175
Total Puerto Rico				51,953,923
Rhode Island — 0.2%
Rhode Island State Health & Educational Building Corp., Student Housing Revenue:
Rhode Island Properties LLC, Senior Series A, AG	5.000%	7/1/45	1,050,000	1,085,022
RI Properties LLC, Senior Series A, AG	5.000%	7/1/50	750,000	761,818
Total Rhode Island				1,846,840
South Carolina — 0.9%
South Carolina State Jobs, EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	5,500,000	5,262,312
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2026 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

South Carolina — continued
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/36	$2,850,000	$2,920,939 (c)
Series 2018	5.000%	7/1/37	2,000,000	2,046,071 (c)
Total South Carolina				10,229,322
Tennessee — 2.2%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	8,455,000	7,948,612
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series A-1, Refunding	5.000%	5/1/28	17,310,000	17,823,418 (a)(b)
Total Tennessee				25,772,030
Texas — 10.3%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/34	650,000	660,403
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/36	915,000	928,265
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	700,000	709,790
Austin, TX, Airport System Revenue:
Series 2022	5.000%	11/15/36	3,000,000	3,238,318 (c)
Series 2022	5.000%	11/15/37	2,000,000	2,148,576 (c)
Series B	5.000%	11/15/30	5,640,000	5,978,422 (c)
Series B, Refunding	5.000%	11/15/36	2,000,000	2,237,306 (c)
Series B, Refunding	5.000%	11/15/37	2,500,000	2,778,181 (c)
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series E	5.000%	1/1/45	7,500,000	7,744,104
Dallas, TX, Hotel Occupancy Tax Revenue, Series 2021, Refunding	4.000%	8/15/37	2,600,000	2,600,093
Elgin, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/1/49	7,800,000	7,390,310
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	2,700,000	2,944,341 (a)(b)
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	4,475,000	4,284,010
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/38	2,930,000	3,146,189 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	6,000,000	5,674,633 (c)
Subordinated Lien, Series A, Refunding	5.000%	7/1/33	1,500,000	1,616,608 (c)
Subordinated Lien, Series A, Refunding	5.000%	7/1/34	1,750,000	1,878,103 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/35	1,500,000	1,508,750 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/36	1,500,000	1,502,197 (c)
Subordinated Lien, Series C, Refunding	5.000%	7/1/30	2,630,000	2,728,431 (c)
Subordinated Lien, Series C, Refunding	5.000%	7/1/32	2,250,000	2,328,508 (c)
Subordinated Lien, Series D, Refunding	5.000%	7/1/30	1,665,000	1,738,853
Subordinated Lien, Series D, Refunding	5.000%	7/1/31	1,800,000	1,880,048
Longview, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/49	5,500,000	5,218,130
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	1,250,000	1,257,259 (c)
Mission, TX, EDC, Solid Waste Disposal Revenue, Graphic Packaging International, LLC Project, Green Bonds	5.000%	6/1/30	1,750,000	1,815,057 (a)(b)(c)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/31	1,050,000	1,022,365
Port Authority of Houston of Harris County, TX, GO, Series A, Refunding	5.000%	10/1/36	3,500,000	3,620,035 (c)
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Texas State, Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/30	$7,000,000	$7,374,640
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.000%	12/31/33	2,000,000	2,109,838 (c)
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.375%	6/30/38	1,275,000	1,344,773 (c)
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.375%	6/30/39	1,000,000	1,053,337 (c)
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	1,100,000	1,104,768
Senior Lien, LBJ Infrastructure Group LLC, Refunding	4.000%	12/31/34	1,500,000	1,511,481
Texas State Public Finance Authority, Lease Revenue, Refunding	4.000%	2/1/35	2,000,000	2,035,054
Texas State Transportation Commission Revenue, Highway Improvement, GO:
Series 2026, Refunding	5.000%	4/1/37	6,575,000	7,572,339
Series 2026, Refunding	5.000%	4/1/38	9,375,000	10,721,288
Series 2026, Refunding	5.000%	4/1/39	1,000,000	1,136,206
West Harris County, TX, Regional Water Authority Revenue, Series W, Refunding	4.000%	12/15/45	2,100,000	2,020,925
Total Texas				118,561,934
Utah — 1.2%
Resort Core, UT, Public Infrastructure District No 1, GO, Series A-1	5.625%	3/1/51	600,000	610,044
Salt Lake City, UT, Airport Revenue, Series A	5.000%	7/1/34	3,000,000	3,050,186 (c)
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	5.000%	10/15/28	1,845,000	1,911,796
Series 2019	4.000%	10/15/33	600,000	599,017
Series 2019	4.000%	10/15/39	925,000	891,727
Series 2021	4.000%	10/15/32	500,000	498,401
Series 2021	4.000%	10/15/35	400,000	394,435
Series 2021	4.000%	10/15/36	200,000	195,561
Utah State Telecommunication Open Infrastructure Agency, Sales Tax & Telecommunications Revenue:
Series 2022, Refunding	5.250%	6/1/37	1,500,000	1,656,417
Series 2022, Refunding	4.375%	6/1/40	2,000,000	2,055,231
Series 2022, Refunding	5.500%	6/1/40	1,400,000	1,555,686
Total Utah				13,418,501
Virginia — 0.4%
Isle of Wight County, VA, EDA Revenue, Riverside Health System, Series 2023, AG	5.250%	7/1/43	1,000,000	1,087,415
Virginia Beach, VA, Development Authority, Residential Care Facilities Revenue, Westminster - Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/44	1,500,000	1,506,126
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses Inc., Series A, Refunding	5.000%	1/1/32	1,000,000	1,047,525
The Obligated Group of National Senior Campuses Inc., Series A, Refunding	5.000%	1/1/31	1,000,000	1,048,079
Total Virginia				4,689,145
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2026 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Washington — 2.3%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/31	$3,160,000	$3,319,310 (c)
Series A	5.000%	5/1/36	4,000,000	4,054,018 (c)
Series B, Refunding	5.000%	8/1/37	13,185,000	14,163,243 (c)
Series B, Refunding	5.000%	8/1/39	5,000,000	5,333,604 (c)
Total Washington				26,870,175
West Virginia — 0.1%

West Virginia State EDA Revenue, Solid Waste Disposal Facility, Commercial Metals Co. Project	4.625%	5/15/32	1,400,000	1,445,236 (a)(b)(c)
Wisconsin — 0.5%
Public Finance Authority, WI, Revenue:
Bancroft Neurohealth Project, Series A	5.000%	6/1/36	1,540,000	1,540,251 (d)
Renown Regional Medical Center Project, Series A, Refunding	5.000%	6/1/36	2,250,000	2,362,424
The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	1,700,000	1,724,743
Total Wisconsin				5,627,418

Total Municipal Bonds (Cost — $1,093,301,040)				1,103,580,462
Municipal Bonds Deposited in Tender Option Bond Trusts(j) — 4.7%
New York — 4.7%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	24,245,000	25,591,011
New York State Urban Development State Sales Revenue, Series A	5.000%	3/15/47	27,300,000	28,775,531

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $52,613,293)				54,366,542
Total Investments before Short-Term Investments (Cost — $1,145,914,333)				1,157,947,004

Short-Term Investments — 1.3%
Municipal Bonds — 1.3%
Arizona — 0.1%

Arizona State Health Facilities Authority Revenue, Banner Health Obligated Group, Series C, LOC - Bank of America N.A.	2.900%	1/1/46	1,300,000	1,300,000 (k)(l)
California — 0.0%††
Regents of the University of California, CA, General Revenue, Series AL-3, Refunding	2.550%	5/15/48	200,000	200,000 (k)(l)
Regents of the University of California, CA, Medical Center Pooled Revenue, Series O-2, Refunding	2.500%	5/15/45	100,000	100,000 (k)(l)
Total California				300,000
Colorado — 0.1%

Colorado State Health Facilities Authority Revenue, Children’s Hospital, Refunding, LOC - TD Bank N.A.	2.900%	12/1/52	400,000	400,000 (k)(l)
Florida — 0.2%
Highlands County, FL, Health Facilities Authority Hospital Revenue, Adventist Health System/Sunbelt Obligated Group, Series I-2, Refunding	2.680%	11/15/32	800,000	800,000 (k)(l)
Hillsborough County, FL, IDA Revenue, Baycare Health System, Series E, Refunding, LIQ - Royal Bank Of Canada	2.850%	11/15/54	1,400,000	1,400,000 (k)(l)
Total Florida				2,200,000
Georgia — 0.0%††

Bartow County, GA, Development Authority Revenue, Solid Waste Disposal Facility, Georgia Power Company Plant Bowen Project	3.030%	11/1/62	100,000	100,000 (c)(k)(l)
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Maryland — 0.1%
Maryland State Health & Higher EFA Revenue:
The Johns Hopkins Health System, Refunding, LOC - TD Bank N.A.	2.850%	6/1/46	$620,000	$620,000 (k)(l)
The Johns Hopkins Health System, Series A, Refunding, LOC - TD Bank N.A.	2.850%	6/1/48	700,000	700,000 (k)(l)
University of Maryland Medical System, Series D, Refunding, LOC - TD Bank N.A.	2.900%	7/1/41	200,000	200,000 (k)(l)
Total Maryland				1,520,000
Massachusetts — 0.0%††

Massachusetts State DFA Revenue, Boston University, Series U-6C, Refunding, LOC - TD Bank N.A.	2.750%	10/1/42	100,000	100,000 (k)(l)
Mississippi — 0.0%††

Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR, Chevron USA Inc. Project, Series G	3.000%	11/1/35	315,000	315,000 (k)(l)
Missouri — 0.2%

Missouri State HEFA Revenue, BJC Health System, Series C, Refunding, LIQ - BJC Health System	2.680%	5/15/38	1,845,000	1,845,000 (k)(l)
New Jersey — 0.0%††

New Jersey State EFA Revenue, Institute for Advanced Study, Series B, Refunding, SPA - TD Bank N.A.	2.600%	7/1/31	200,000	200,000 (k)(l)
New York — 0.1%
MTA, NY, Dedicated Tax Fund Revenue, Series A-1, Refunding, LOC - TD Bank N.A.	2.900%	11/1/31	300,000	300,000 (k)(l)
MTA, NY, Transportation Revenue, Series E-1, LOC - Barclays Bank PLC	3.050%	11/15/50	525,000	525,000 (k)(l)
New York State HFA Revenue, 363 West 30th Street Housing, Series A, LIQ - FHLMC, LOC - FHLMC	3.120%	11/1/32	700,000	700,000 (c)(k)(l)
Total New York				1,525,000
Oregon — 0.0%††

Oregon State Facilities Authority Revenue, Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	2.900%	8/1/34	100,000	100,000 (k)(l)
Pennsylvania — 0.2%
Pennsylvania State HFA, Single Family Mortgage Revenue, Series B, SPA - TD Bank N.A.	2.600%	10/1/50	400,000	400,000 (k)(l)
Pennsylvania State Turnpike Commission Revenue, Series B, Refunding, LOC - TD Bank N.A.	2.650%	12/1/43	300,000	300,000 (k)(l)
Philadelphia, PA, Authority for IDR, The Children’s Hospital of Philadelphia Project, Series B-1, SPA - JPMorgan Chase & Co.	2.850%	7/1/54	1,200,000	1,200,000 (k)(l)
Total Pennsylvania				1,900,000
Texas — 0.2%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Texas Children’s Hospital, Series 2, LOC - TD Bank N.A.	2.600%	10/1/45	655,000	655,000 (k)(l)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Scott & White Health Project, Series A, Refunding, SPA - JPMorgan Chase & Co.	2.700%	11/15/50	1,700,000	1,700,000 (k)(l)
Texas State, GO, Veterans Bonds, Series B, SPA - State Street Bank & Trust Co.	2.700%	12/1/42	195,000	195,000 (k)(l)
Total Texas				2,550,000
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2026 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Wisconsin — 0.1%
University of Wisconsin Hospitals & Clinics Authority Revenue, Series B, Refunding, SPA - JPMorgan Chase & Co.	2.900%	4/1/48	$400,000	$400,000 (k)(l)

Total Short-Term Investments (Cost — $14,755,000)				14,755,000
Total Investments — 101.6% (Cost — $1,160,669,333)				1,172,702,004
TOB Floating Rate Notes — (2.6)%				(29,810,000)
Other Assets in Excess of Other Liabilities — 1.0%				11,135,831
Total Net Assets — 100.0%				$1,154,027,835

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(f)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.
(g)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(h)	Security is valued using significant unobservable inputs (Note 1).
(i)	Value is less than $1.
(j)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust..
(k)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(l)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Intermediate-Term Municipals Fund
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
CAB	—	Capital Appreciation Bonds
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
GO	—	General Obligation
GTD	—	Guaranteed
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
PCFA	—	Pollution Control Financing Authority
PEA	—	Public Energy Authority
PSF	—	Permanent School Fund
SD	—	School District
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
USD	—	Unified School District
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Intermediate-Term Municipals Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$1,103,580,462	$0 *	$1,103,580,462
Municipal Bonds Deposited in Tender Option Bond Trusts	—	54,366,542	—	54,366,542
Total Long-Term Investments	—	1,157,947,004	0 *	1,157,947,004
Short-Term Investments†	—	14,755,000	—	14,755,000
Total Investments	—	$1,172,702,004	$0 *	$1,172,702,004

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.

Western Asset Intermediate-Term Municipals Fund 2026 Quarterly Report